Annual Fund Operating Expenses - Macquarie Tax-Free USA Short Term ETF - Class - Macquarie Tax-Free USA Short Term ETF	Mar. 25, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.29%